Note 7 - Servicing (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017
Unpaid Principal Balance of Loans Serviced for Others	$ 175,742,000	$ 173,238,000
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Incremental Increase Based on Loan Count	1
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Prepayment Factor	214	136	159
Measurement Input, Inflation Rate of Servicing Costs [Member]
Servicing Asset, Measurement Input	0.03
Measurement Input, Earnings Rate [Member]
Servicing Asset, Measurement Input	0.0025	0.0025	0.0025
Minimum [Member]
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Discount Rate	11.00%
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Servicing Costs	76
Maximum [Member]
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Discount Rate	13.00%
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Servicing Costs	91